Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006121 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MANLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Institutional Shares returned 0.68%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11%.
What contributed to performance?
Income was a key contributor to absolute performance at a time in which the prices of longer-term bonds declined. Holdings in short- to intermediate-term securities provided positive total returns. At the sector level, the largest contributions came from transportation and corporate-backed issues due to their large portfolio weightings, higher yields, and price appreciation for intermediate-term securities in the category. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Longer-maturity, discount bonds and/or securities with longer call features finished with losses due to their higher interest rate sensitivity. In high yield, several holdings in smaller, esoteric loans lost ground. At the sector level, work force housing and charter schools experienced negative absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	0.68%	0.49%	1.94%
Bloomberg Municipal Bond Index	1.11	0.51	2.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,048,053,509
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 25,432,538
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,048,053,509
Number of Portfolio Holdings	429
Net Investment Advisory Fees	$25,432,538
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.1%
Corporate	16.5%
State	15.8%
Utilities	12.2%
Health	11.0%
Education	5.7%
County/City/Special District/School District	5.3%
Housing	5.1%
Tobacco	1.3%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	58.0%
A	22.5%
BBB/Baa	3.4%
BB/Ba	0.6%
B	0.2%
N/R	4.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000100249 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Service Shares
Trading Symbol	BNMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Service Shares returned 0.43%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11%.
What contributed to performance?
Income was a key contributor to absolute performance at a time in which the prices of longer-term bonds declined. Holdings in short- to intermediate-term securities provided positive total returns. At the sector level, the largest contributions came from transportation and corporate-backed issues due to their large portfolio weightings, higher yields, and price appreciation for intermediate-term securities in the category. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Longer-maturity, discount bonds and/or securities with longer call features finished with losses due to their higher interest rate sensitivity. In high yield, several holdings in smaller, esoteric loans lost ground. At the sector level, work force housing and charter schools experienced negative absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	0.43%	0.23%	1.70%
Bloomberg Municipal Bond Index	1.11	0.51	2.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,048,053,509
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 25,432,538
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,048,053,509
Number of Portfolio Holdings	429
Net Investment Advisory Fees	$25,432,538
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.1%
Corporate	16.5%
State	15.8%
Utilities	12.2%
Health	11.0%
Education	5.7%
County/City/Special District/School District	5.3%
Housing	5.1%
Tobacco	1.3%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	58.0%
A	22.5%
BBB/Baa	3.4%
BB/Ba	0.6%
B	0.2%
N/R	4.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006118 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A Shares returned 0.33%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11%.
What contributed to performance?
Income was a key contributor to absolute performance at a time in which the prices of longer-term bonds declined. Holdings in short- to intermediate-term securities provided positive total returns. At the sector level, the largest contributions came from transportation and corporate-backed issues due to their large portfolio weightings, higher yields, and price appreciation for intermediate-term securities in the category. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Longer-maturity, discount bonds and/or securities with longer call features finished with losses due to their higher interest rate sensitivity. In high yield, several holdings in smaller, esoteric loans lost ground. At the sector level, work force housing and charter schools experienced negative absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	0.33%	0.23%	1.69%
Investor A Shares (with sales charge)	(3.94)	(0.64)	1.25
Bloomberg Municipal Bond Index	1.11	0.51	2.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,048,053,509
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 25,432,538
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,048,053,509
Number of Portfolio Holdings	429
Net Investment Advisory Fees	$25,432,538
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.1%
Corporate	16.5%
State	15.8%
Utilities	12.2%
Health	11.0%
Education	5.7%
County/City/Special District/School District	5.3%
Housing	5.1%
Tobacco	1.3%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	58.0%
A	22.5%
BBB/Baa	3.4%
BB/Ba	0.6%
B	0.2%
N/R	4.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038033 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MFNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$146	1.46%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor C Shares returned (0.42)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11%.
What contributed to performance?
Income was a key contributor to absolute performance at a time in which the prices of longer-term bonds declined. Holdings in short- to intermediate-term securities provided positive total returns. At the sector level, the largest contributions came from transportation and corporate-backed issues due to their large portfolio weightings, higher yields, and price appreciation for intermediate-term securities in the category. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Longer-maturity, discount bonds and/or securities with longer call features finished with losses due to their higher interest rate sensitivity. In high yield, several holdings in smaller, esoteric loans lost ground. At the sector level, work force housing and charter schools experienced negative absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(0.42)%	(0.52)%	1.09%
Investor C Shares (with sales charge)	(1.39)	(0.52)	1.09
Bloomberg Municipal Bond Index	1.11	0.51	2.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,048,053,509
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 25,432,538
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,048,053,509
Number of Portfolio Holdings	429
Net Investment Advisory Fees	$25,432,538
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.1%
Corporate	16.5%
State	15.8%
Utilities	12.2%
Health	11.0%
Education	5.7%
County/City/Special District/School District	5.3%
Housing	5.1%
Tobacco	1.3%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	58.0%
A	22.5%
BBB/Baa	3.4%
BB/Ba	0.6%
B	0.2%
N/R	4.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000100250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Class K Shares
Trading Symbol	BNMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Class K Shares returned 0.73%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11%.
What contributed to performance?
Income was a key contributor to absolute performance at a time in which the prices of longer-term bonds declined. Holdings in short- to intermediate-term securities provided positive total returns. At the sector level, the largest contributions came from transportation and corporate-backed issues due to their large portfolio weightings, higher yields, and price appreciation for intermediate-term securities in the category. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Longer-maturity, discount bonds and/or securities with longer call features finished with losses due to their higher interest rate sensitivity. In high yield, several holdings in smaller, esoteric loans lost ground. At the sector level, work force housing and charter schools experienced negative absolute returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	0.73%	0.53%	1.99%
Bloomberg Municipal Bond Index	1.11	0.51	2.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,048,053,509
Holdings Count | Holding	429
Advisory Fees Paid, Amount	$ 25,432,538
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,048,053,509
Number of Portfolio Holdings	429
Net Investment Advisory Fees	$25,432,538
Portfolio Turnover Rate	46%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	27.1%
Corporate	16.5%
State	15.8%
Utilities	12.2%
Health	11.0%
Education	5.7%
County/City/Special District/School District	5.3%
Housing	5.1%
Tobacco	1.3%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	10.5%
AA/Aa	58.0%
A	22.5%
BBB/Baa	3.4%
BB/Ba	0.6%
B	0.2%
N/R	4.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006125 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Institutional Shares
Trading Symbol	MALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Institutional Shares returned 4.02%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Municipal 1-5 Year Bond Index, returned 4.01%.
What contributed to performance?
Income was the largest contributor to the Fund’s absolute return. Positions in lower-quality bonds, which benefited from both higher income and spread compression—particularly for shorter-maturity issues—also contributed. At the sector level, holdings in corporate-backed issues, which includes prepaid gas bonds, were the most notable contributors. The Fund tactically shifted its duration stance during the period, which further helped results. (Duration is a measure of interest rate sensitivity.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in bonds with seven to 10-year maturities were the primary detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.02%	1.51%	1.33%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-5 Year Index	4.01	1.16	1.55
Short-Term Customized Reference Benchmark	3.88	1.33	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 463,683,419
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,084,115
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$463,683,419
Number of Portfolio Holdings	195
Net Investment Advisory Fees	$1,084,115
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	25.5%
Transportation	19.7%
Health	16.1%
Utilities	12.7%
County/City/Special District/School District	8.5%
State	7.5%
Housing	7.5%
Education	1.9%
Tobacco	0.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	8.9%
AA/Aa	35.1%
A	43.3%
BBB/Baa	8.9%
BB/Ba	0.6%
N/R	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Material Fund Change Name [Text Block]
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038034 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A Shares
Trading Symbol	MELMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A Shares returned 3.66%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Municipal 1-5 Year Bond Index, returned 4.01%.
What contributed to performance?
Income was the largest contributor to the Fund’s absolute return. Positions in lower-quality bonds, which benefited from both higher income and spread compression—particularly for shorter-maturity issues—also contributed. At the sector level, holdings in corporate-backed issues, which includes prepaid gas bonds, were the most notable contributors. The Fund tactically shifted its duration stance during the period, which further helped results. (Duration is a measure of interest rate sensitivity.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in bonds with seven to 10-year maturities were the primary detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	3.66%	1.25%	1.07%
Investor A Shares (with sales charge)	0.56	0.63	0.76
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-5 Year Index	4.01	1.16	1.55
Short-Term Customized Reference Benchmark	3.88	1.33	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 463,683,419
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,084,115
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$463,683,419
Number of Portfolio Holdings	195
Net Investment Advisory Fees	$1,084,115
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	25.5%
Transportation	19.7%
Health	16.1%
Utilities	12.7%
County/City/Special District/School District	8.5%
State	7.5%
Housing	7.5%
Education	1.9%
Tobacco	0.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	8.9%
AA/Aa	35.1%
A	43.3%
BBB/Baa	8.9%
BB/Ba	0.6%
N/R	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Material Fund Change Name [Text Block]
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006122 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A1 Shares
Trading Symbol	MDLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A1 Shares returned 3.91%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Municipal 1-5 Year Bond Index, returned 4.01%.
What contributed to performance?
Income was the largest contributor to the Fund’s absolute return. Positions in lower-quality bonds, which benefited from both higher income and spread compression—particularly for shorter-maturity issues—also contributed. At the sector level, holdings in corporate-backed issues, which includes prepaid gas bonds, were the most notable contributors. The Fund tactically shifted its duration stance during the period, which further helped results. (Duration is a measure of interest rate sensitivity.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in bonds with seven to 10-year maturities were the primary detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	3.91%	1.41%	1.22%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-5 Year Index	4.01	1.16	1.55
Short-Term Customized Reference Benchmark	3.88	1.33	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 463,683,419
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,084,115
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$463,683,419
Number of Portfolio Holdings	195
Net Investment Advisory Fees	$1,084,115
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	25.5%
Transportation	19.7%
Health	16.1%
Utilities	12.7%
County/City/Special District/School District	8.5%
State	7.5%
Housing	7.5%
Education	1.9%
Tobacco	0.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	8.9%
AA/Aa	35.1%
A	43.3%
BBB/Baa	8.9%
BB/Ba	0.6%
N/R	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Material Fund Change Name [Text Block]
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000006124 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor C Shares
Trading Symbol	MFLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor C Shares returned 2.90%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Municipal 1-5 Year Bond Index, returned 4.01%.
What contributed to performance?
Income was the largest contributor to the Fund’s absolute return. Positions in lower-quality bonds, which benefited from both higher income and spread compression—particularly for shorter-maturity issues—also contributed. At the sector level, holdings in corporate-backed issues, which includes prepaid gas bonds, were the most notable contributors. The Fund tactically shifted its duration stance during the period, which further helped results. (Duration is a measure of interest rate sensitivity.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in bonds with seven to 10-year maturities were the primary detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	2.90%	0.48%	0.46%
Investor C Shares (with sales charge)	1.90	0.48	0.46
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-5 Year Index	4.01	1.16	1.55
Short-Term Customized Reference Benchmark	3.88	1.33	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 463,683,419
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,084,115
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$463,683,419
Number of Portfolio Holdings	195
Net Investment Advisory Fees	$1,084,115
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	25.5%
Transportation	19.7%
Health	16.1%
Utilities	12.7%
County/City/Special District/School District	8.5%
State	7.5%
Housing	7.5%
Education	1.9%
Tobacco	0.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	8.9%
AA/Aa	35.1%
A	43.3%
BBB/Baa	8.9%
BB/Ba	0.6%
N/R	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Material Fund Change Name [Text Block]
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038035 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Class K Shares
Trading Symbol	MPLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) (formerly known as BlackRock Short-Term Municipal Fund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Class K Shares returned 4.07%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Municipal 1-5 Year Bond Index, returned 4.01%.
What contributed to performance?
Income was the largest contributor to the Fund’s absolute return. Positions in lower-quality bonds, which benefited from both higher income and spread compression—particularly for shorter-maturity issues—also contributed. At the sector level, holdings in corporate-backed issues, which includes prepaid gas bonds, were the most notable contributors. The Fund tactically shifted its duration stance during the period, which further helped results. (Duration is a measure of interest rate sensitivity.) The Fund’s cash position had no material impact on performance.
What detracted from performance?
Holdings in bonds with seven to 10-year maturities were the primary detractors from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.07%	1.56%	1.37%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-5 Year Index	4.01	1.16	1.55
Short-Term Customized Reference Benchmark	3.88	1.33	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 463,683,419
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,084,115
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$463,683,419
Number of Portfolio Holdings	195
Net Investment Advisory Fees	$1,084,115
Portfolio Turnover Rate	66%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	25.5%
Transportation	19.7%
Health	16.1%
Utilities	12.7%
County/City/Special District/School District	8.5%
State	7.5%
Housing	7.5%
Education	1.9%
Tobacco	0.6%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	8.9%
AA/Aa	35.1%
A	43.3%
BBB/Baa	8.9%
BB/Ba	0.6%
N/R	3.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Material Fund Change Name [Text Block]
On November 22, 2024, the Fund's Board approved a change in the name of the Fund from BlackRock Short-Term Municipal Fund to BlackRock Short Duration Muni Fund and certain changes to the Fund’s investment policy. These changes became effective on February 1, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports